Risk management_Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 320,106,078	[1]	$ 294,729,839	₩ 293,717,693	[1]
Securities at amortized cost		17,020,839		15,671,521	20,320,539
Financial assets at FVTPL	[2]	10,513,926			5,499,362
Financial assets at FVTOCI	[3]	28,948,141			26,795,161
Derivative assets (Designated for hedging)		174,820		$ 160,962	121,131
Off balance sheet item
Off-balance accounts		123,898,136			116,270,591
Total		500,661,940			462,724,477
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	9,725,719			14,797,040
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	19,493,189			18,597,206
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	114,131,994			101,041,110
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	176,755,176			159,282,337
Deposits
Categories of financial assets
Financial assets at FVTPL	[2]	48,796			27,901
Debt securities
Categories of financial assets
Financial assets at FVTPL	[2]	2,887,097			2,337,085
Loans
Categories of financial assets
Financial assets at FVTPL	[2]	676,291			212,473
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[2]	6,901,742			2,921,903
Debt securities at FVTOCI
Categories of financial assets
Financial assets at FVTOCI		28,948,141			26,795,161
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost		17,020,839			20,320,539
Derivative assets (Designated for hedging)
Categories of financial assets
Derivative assets (Designated for hedging)		174,820			121,131
Guarantees
Off balance sheet item
Off-balance accounts	[4]	11,809,456			12,618,917
Unused loan commitments
Off balance sheet item
Off-balance accounts		₩ 112,088,680			₩ 103,651,674

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.
[4]	As of December 31, 2019 and 2020, the financial guarantee amount of 4,317,969 million Won and 4,163,382 million Won are included, respectively.